Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of March 31,
	2021	2020
Unvested restricted incentive shares and units	1,360,159	722,028
Share options	6,881,620	5,914,949
Total	8,241,779	6,636,977